Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful account	$ 554,020	$ 545,420	$ 545,420
Debt discount	$ 50,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	500,000,000	250,000,000
Common Stock, Shares, Outstanding	468,266,754	247,015,579	129,836,060
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stated value	$ 1	$ 1	$ 1
Preferred stock, shares authorized	5,000,000	5,000,000	2,000,000
Preferred stock, shares issued	31,000	31,000	31,000
Preferred stock, shares outstanding	31,000	31,000
Common Stock, Shares, Issued	468,266,754	247,015,579	129,836,060
Series B Preferred Stock [Member]
Preferred stock, shares issued	31,000	31,000	31,000
Preferred stock, shares outstanding	31,000	31,000	31,000
Convertible Notes Payable [Member]
Debt issuance costs, net	$ 214,268	$ 1,041,697	$ 5,238